Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2Q21	1Q21	2Q20	6M21	6M20
Deferred compensation expense (CHF million)
Share awards	142	134	144	276	299
Performance share awards	111	109	120	220	233
Contingent Capital Awards	83	61	100	144	86
Deferred cash awards	102	49	138	151	148
Retention awards	26	13	10	39	19
Total deferred compensation expense	464	366	512	830	785

Additional information
Estimated unrecognized deferred compensation
end of	2Q21
Estimated unrecognized compensation expense (CHF million)
Share awards	670
Performance share awards	392
Contingent Capital Awards	275
Deferred cash awards	333
Retention Awards	307
Total	1,977

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Share-based award activities
Share-based award activity
	2Q21		6M21
Number of awards (in millions)	Share awards	Performance share awards	Share awards	Performance share awards
Share-based award activities
Balance at beginning of period	175.1	126.3	126.3	91.7
Granted	24.1	0.0	78.1	37.8
Settled	(45.7)	(30.1)	(50.4)	(33.0)
Forfeited	(2.4)	(0.7)	(2.9)	(1.0)
Balance at end of period	151.1	95.5	151.1	95.5
of which vested	12.8	13.9	12.8	13.9
of which unvested	138.3	81.6	138.3	81.6

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	6M21	6M20
Deferred compensation expense (CHF million)
Share awards	266	289
Performance share awards	213	220
Contingent Capital Awards	140	83
Deferred cash awards	169	143
Retention awards	39	19
Total deferred compensation expense	827	754

Additional information
Estimated unrecognized deferred compensation
end of	6M21
Estimated unrecognized compensation expense (CHF million)
Share awards	652
Performance share awards	378
Contingent Capital Awards	265
Deferred cash awards	331
Retention awards	307
Total	1,933

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Share-based award activities
Share-based award activity
	6M21
Number of awards (in millions)	Share awards	Performance share awards
Share-based award activities
Balance at beginning of period	115.2	88.0
Granted	76.5	36.6
Settled	(47.7)	(31.8)
Forfeited	(2.7)	(1.0)
Balance at end of period	141.3	91.8
of which vested	11.3	13.0
of which unvested	130.0	78.8